Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

8.  Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2016	2015

Trade creditors	$77.2	$95.1
Accrued interest	6.3	5.8
Other creditors and accruals	43.7	48.7

Total accounts payable and accrued liabilities	$127.2	$149.6